Organization, Business Overview and Liquidity (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 15, 2021	Nov. 28, 2018	Aug. 30, 2018	Mar. 31, 2023	Dec. 31, 2021	Nov. 09, 2023	Sep. 30, 2023	Jul. 31, 2023	Feb. 14, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, percentage of ownership before transaction			80.40%
Sale of stock, percentage of ownership after transaction			40.20%
Accumulated deficit					$ 105,748,000		$ 127,557,000			$ 116,210,000
Cash and cash equivalents							400,000			600,000
Line of credit facility, maximum borrowing capacity										7,160,000
Secured debt							10,000,000	$ 10,000,000	$ 10,000,000
Long-Term Line of Credit					$ 14,500,000					27,660,000
Merger Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Payment of merger consideration on pro rata portion	$ 466,400
Debt converted amount	1,761,296
Paid in cash portion of indebtedness	250,000
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of common stock shares issued					242
Common Stock [Member] | AgeX [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest		4.80%
Parent Company [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of common stock shares issued		12,697,028
Retained shares of common stock		1,718,972
Juvenescence Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock			14,400,000
Sale of stock, percentage of ownership before transaction			5.60%
Sale of stock, percentage of ownership after transaction			45.80%
Secured debt								10,000,000
Juvenescence Limited [Member] | Convertible Promissory Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Secured debt				$ 10,000,000
Proceeds from convertible debt				$ 10,000,000
LifeMap Sciences Inc [Member] | Merger Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Payment of merger consideration on pro rata portion	$ 500,000
Juvenescence [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Secured debt								$ 10,000,000
Juvenescence [Member] | Loan Facility Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Line of credit facility, maximum borrowing capacity							$ 1,000,000			$ 1,000,000.0
Juvenescence [Member] | Loan Facility Agreement [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Long-Term Line of Credit						$ 4,400,000
ReCyte Therapeutics Inc [Member] | AgeX [Member] | Merger Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest										94.80%
NeuroAirmid [Member] | AgeX [Member] | Merger Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest										50.00%